EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Schedule of movements of shares and other instruments (Details) - shares	3 Months Ended
	Apr. 04, 2022	Apr. 04, 2023	Dec. 31, 2022
Earnings per share [line items]
Share ( in shares)		658,672,343	656,348,225
RSU (in shares)		4,931,000	4,931,000
Options (in shares)		46,078,610	47,596,801
Convertible bonds (in shares)		62,412,622	62,412,622
Issued (in shares)		789,673,957	786,593,469
Available for issue (in shares)		90,326,043	93,406,531
Authorized share capital (in shares)		880,000,000	880,000,000
Shares issued
Shares (in shares)	2,324,118
RSU (in shares)	0
Options (in shares)	(756,191)
Convertible bonds (in shares)	0
Issued (in shares)	51,495
Available for issue (in shares)	(51,495)
Authorized share capital (in shares)	0
Shares reserved
Shares (in shares)	0
RSU (in shares)	0
Options (in shares)	(762,000)
Convertible bonds (in shares)	0
Issued (in shares)	3,028,993
Available for issue (in shares)	(3,028,993)
Authorized share capital (in shares)	0
LTIP
Earnings per share [line items]
LTIP (in shares)		17,579,382	15,304,821
Shares issued
LTIP (in shares)	(1,516,432)
Shares reserved
LTIP (in shares)	3,790,993